SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Profit (loss) before tax	$ 880	$ 264	$ 1,929	$ 571
Other cost of sales/amortization	(1,900)	(1,545)	(3,676)	(3,035)
Exploration, evaluation and project expenses not attributable to segments	(78)	(98)	(149)	(172)
General and administrative expenses	(71)	(59)	(111)	(113)
Other income (expense) not attributable to segments	(73)	(7)	(38)	(33)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	23	12	(313)	15
Gain (loss) on currency translation	(2)	6	(18)	(16)
Closed mine rehabilitation	(7)	(16)	(97)	(41)
Income from equity investees	61	50	115	78
Finance costs, net (includes non-segment accretion)	(82)	(118)	(186)	(238)
Gain on non-hedge derivatives	12	0	5	1
Income before income taxes	880	264	1,929	571
Profit (loss), attributable to non-controlling interests	265	29	528	58
Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	577		1,113
Cost of sales, attributable to non-controlling interests	342		672
Profit (loss), attributable to non-controlling interests	224		424
Tanzanian Mines
Disclosure of operating segments [line items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9			(332)
Revenue, attributable to non-controlling interests	52	68	83	118
Cost of sales, attributable to non-controlling interests	32	48	54	90
Profit (loss), attributable to non-controlling interests	18	15	26	19
Consolidated total [Member]
Disclosure of operating segments [line items]
Profit (loss) before tax	1,085	485	1,999	1,053
Exploration, evaluation and project expenses not attributable to segments	(23)	(15)	(39)	(28)
Other income (expense) not attributable to segments	(60)	(27)	(84)	(58)
Income before income taxes	1,085	485	1,999	1,053
Reconciling items
Disclosure of operating segments [line items]
Other cost of sales/amortization	(13)	(9)	(22)	(18)
Exploration, evaluation and project expenses not attributable to segments	(55)	(83)	(110)	(144)
General and administrative expenses	(71)	(59)	(111)	(113)
Other income (expense) not attributable to segments	(31)	7	23	(2)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	23	12	(313)	15
Gain (loss) on currency translation	(2)	6	(18)	(16)
Closed mine rehabilitation	(7)	(16)	(97)	(41)
Income from equity investees	61	50	115	78
Finance costs, net (includes non-segment accretion)	(76)	(105)	(168)	(212)
Gain on non-hedge derivatives	12	0	5	1
Reconciling items | Nevada Gold Mines [Member]
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	0	0	0	0
Cost of sales, attributable to non-controlling interests	2	0	2	0
Profit (loss), attributable to non-controlling interests	(9)	0	(9)	0
Reconciling items | Tanzanian Mines
Disclosure of operating segments [line items]
Revenue, attributable to non-controlling interests	0	0	0	0
Cost of sales, attributable to non-controlling interests	0	0	0	0
Profit (loss), attributable to non-controlling interests	$ 0	$ (3)	$ 0	$ (6)